High Yield Bond Portfolio

Schedule of Investments (unaudited)
As of September 30, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The portfolio's Form N-PORT reports are available on the SEC’s website at
www.sec.gov.

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Corporate Bonds (94.6%)
Communications (19.5%)
1,2	Altice Financing SA	2.250%	01/15/25	490	548
2	Altice Financing SA	3.000%	01/15/28	1,250	1,356
1,2	Altice Financing SA	3.000%	01/15/28	1,260	1,367
1	Altice Financing SA	5.000%	01/15/28	1,720	1,662
1,2	Altice France SA	2.125%	02/15/25	585	645
1	Altice France SA	7.375%	05/1/26	4,025	4,206
1	Altice France SA	5.500%	01/15/28	1,700	1,717
	Belo Corp.	7.750%	06/1/27	920	1,040
	Belo Corp.	7.250%	09/15/27	667	734
1	CCO Holdings LLC / CCO Holdings
	Capital Corp.	5.375%	05/1/25	2,871	2,954
1	CCO Holdings LLC / CCO Holdings
	Capital Corp.	5.750%	02/15/26	1,450	1,506
1	CCO Holdings LLC / CCO Holdings
	Capital Corp.	5.500%	05/1/26	1,630	1,695
1	CCO Holdings LLC / CCO Holdings
	Capital Corp.	5.875%	05/1/27	445	465
1	CCO Holdings LLC / CCO Holdings
	Capital Corp.	5.000%	02/1/28	320	336
1	CCO Holdings LLC / CCO Holdings
	Capital Corp.	4.500%	08/15/30	2,515	2,641
1	CCO Holdings LLC / CCO Holdings
	Capital Corp.	4.250%	02/1/31	2,055	2,117
1	CCO Holdings LLC / CCO Holdings
	Capital Corp.	4.500%	05/1/32	2,591	2,701
	CenturyLink Inc.	5.800%	03/15/22	303	315
	CenturyLink Inc.	6.750%	12/1/23	755	830
	CenturyLink Inc.	7.500%	04/1/24	557	620
	Charter Communications
	Operating LLC / Charter
	Communications Operating Capital	6.484%	10/23/45	891	1,188
	Charter Communications
	Operating LLC / Charter
	Communications Operating Capital	5.375%	05/1/47	500	592
	Charter Communications
	Operating LLC / Charter
	Communications Operating Capital	5.125%	07/1/49	600	686
	CSC Holdings LLC	6.750%	11/15/21	1,035	1,085
1	CSC Holdings LLC	5.500%	05/15/26	3,890	4,046
1	CSC Holdings LLC	5.500%	04/15/27	2,610	2,741
1	CSC Holdings LLC	6.500%	02/1/29	1,025	1,138
1	CSC Holdings LLC	4.125%	12/1/30	6,305	6,400
1	CSC Holdings LLC	3.375%	02/15/31	1,935	1,867
	DISH DBS Corp.	6.750%	06/1/21	4,455	4,566

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	DISH DBS Corp.	5.875%	07/15/22	3,746	3,896
	DISH DBS Corp.	5.000%	03/15/23	1,384	1,412
	DISH DBS Corp.	5.875%	11/15/24	2,405	2,465
	DISH DBS Corp.	7.750%	07/1/26	3,685	4,035
3	DISH DBS Corp.	7.375%	07/1/28	4,005	4,125
	Embarq Corp.	7.995%	06/1/36	720	849
1,4	Frontier Communications Corp.	8.000%	04/1/27	1,500	1,500
1	Gray Television Inc.	5.125%	10/15/24	1,961	2,008
1	Gray Television Inc.	5.875%	07/15/26	3,290	3,401
1	Gray Television Inc.	7.000%	05/15/27	715	774
1	Lamar Media Corp.	3.750%	02/15/28	1,770	1,761
1	Lamar Media Corp.	4.000%	02/15/30	1,865	1,865
1,2	Lorca Telecom Bondco SAU	4.000%	09/18/27	760	906
1	Netflix Inc.	3.625%	06/15/25	335	348
	Netflix Inc.	4.375%	11/15/26	3,405	3,699
	Netflix Inc.	5.875%	11/15/28	140	166
1	Outfront Media Capital LLC / Outfront
	Media Capital Corp.	5.000%	08/15/27	439	428
1	Outfront Media Capital LLC / Outfront
	Media Capital Corp.	4.625%	03/15/30	1,882	1,811
	Quebecor Media Inc.	5.750%	01/15/23	2,810	3,014
1	Sinclair Television Group Inc.	5.625%	08/1/24	470	468
1	Sinclair Television Group Inc.	5.875%	03/15/26	870	857
1	Sirius XM Radio Inc.	4.625%	07/15/24	1,640	1,693
1	Sirius XM Radio Inc.	5.375%	07/15/26	300	312
1	Sirius XM Radio Inc.	4.125%	07/1/30	3,845	3,917
	Sprint Capital Corp.	6.875%	11/15/28	915	1,139
	Sprint Capital Corp.	8.750%	03/15/32	720	1,058
	Sprint Communications Inc.	6.000%	11/15/22	755	812
	Sprint Corp.	7.875%	09/15/23	8,974	10,286
	Sprint Corp.	7.125%	06/15/24	2,101	2,408
	Sprint Corp.	7.625%	02/15/25	1,595	1,874
	Telecom Italia Capital SA	6.375%	11/15/33	381	450
	Telecom Italia Capital SA	6.000%	09/30/34	1,005	1,157
	Telecom Italia Capital SA	7.721%	06/4/38	1,280	1,693
1	Telecom Italia SPA	5.303%	05/30/24	445	483
1	Telenet Finance Luxembourg Notes
	Sarl	5.500%	03/1/28	4,000	4,194
	Time Warner Cable LLC	5.875%	11/15/40	60	75
	Time Warner Cable LLC	5.500%	09/1/41	1,223	1,479
	T-Mobile USA Inc.	6.500%	01/15/26	690	718
	T-Mobile USA Inc.	4.500%	02/1/26	260	268
	T-Mobile USA Inc.	5.375%	04/15/27	3,510	3,747
1	UPC Holding BV	5.500%	01/15/28	2,100	2,168
	ViacomCBS Inc.	5.875%	02/28/57	2,560	2,586
	ViacomCBS Inc.	6.250%	02/28/57	944	1,036
	Videotron Ltd.	5.000%	07/15/22	2,972	3,098
1	Videotron Ltd.	5.375%	06/15/24	260	283
1	Videotron Ltd.	5.125%	04/15/27	1,750	1,842
1	Virgin Media Secured Finance plc	5.500%	08/15/26	940	979
1	Virgin Media Secured Finance plc	5.500%	05/15/29	1,510	1,619
1	Virgin Media Secured Finance plc	4.500%	08/15/30	1,190	1,220
1,5	Virgin Media Vendor Financing Notes
	III DAC	4.875%	07/15/28	1,090	1,418
1	Virgin Media Vendor Financing Notes
	IV DAC	5.000%	07/15/28	1,075	1,072
1	Vmed O2 UK Financing I plc	4.250%	01/31/31	3,140	3,187
1	VTR Comunicaciones SpA	5.125%	01/15/28	430	449
1	VTR Finance NV	6.375%	07/15/28	255	269

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	WMG Acquisition Corp.	5.500%	04/15/26	2,651	2,747
1,2	WMG Acquisition Corp.	3.625%	10/15/26	220	263
1,2	WMG Acquisition Corp.	2.750%	07/15/28	520	610
1	WMG Acquisition Corp.	3.875%	07/15/30	1,915	1,968
1	WMG Acquisition Corp.	3.000%	02/15/31	2,540	2,467
1	Ziggo BV	5.500%	01/15/27	1,695	1,761
1	Ziggo BV	4.875%	01/15/30	2,299	2,379
					164,736
Consumer Discretionary (12.8%)
1	1011778 BC ULC / New Red
	Finance Inc.	4.250%	05/15/24	3,987	4,052
1	1011778 BC ULC / New Red
	Finance Inc.	5.000%	10/15/25	3,405	3,482
1	1011778 BC ULC / New Red
	Finance Inc.	3.875%	01/15/28	1,185	1,207
1	1011778 BC ULC / New Red
	Finance Inc.	4.375%	01/15/28	1,500	1,534
1,3	1011778 BC ULC / New Red
	Finance Inc.	4.000%	10/15/30	3,325	3,350
1	Adient Global Holdings Ltd.	4.875%	08/15/26	1,090	1,038
1	Adient US LLC	7.000%	05/15/26	540	576
1	American Builders & Contractors
	Supply Co. Inc.	5.875%	05/15/26	1,840	1,904
1	American Builders & Contractors
	Supply Co. Inc.	4.000%	01/15/28	2,226	2,262
1	Asbury Automotive Group Inc.	4.500%	03/1/28	375	377
1	Asbury Automotive Group Inc.	4.750%	03/1/30	439	441
6,7	Bass Pro Group LLC Bank Loan	5.750%	12/31/20	1,877	1,859
	Boyd Gaming Corp.	6.000%	08/15/26	100	103
	Boyd Gaming Corp.	4.750%	12/1/27	3,725	3,637
1	Caesars Entertainment Inc.	6.250%	07/1/25	1,810	1,887
1	Caesars Entertainment Inc.	8.125%	07/1/27	1,810	1,910
1	Caesars Resort Collection LLC / CRC
	Finco Inc.	5.750%	07/1/25	610	628
1	Caesars Resort Collection LLC / CRC
	Finco Inc.	5.250%	10/15/25	4,754	4,576
	Cedar Fair LP	5.250%	07/15/29	1,645	1,579
	Cedar Fair LP / Canada's Wonderland
	Co. / Magnum Management Corp.	5.375%	06/1/24	535	524
	Cedar Fair LP / Canada's Wonderland
	Co. / Magnum Management Corp. /
	Millennium Op	5.375%	04/15/27	775	767
1,2	Cirsa Finance International Sarl	6.250%	12/20/23	1,460	1,545
1	Cirsa Finance International Sarl	7.875%	12/20/23	1,523	1,409
1	Clarios Global LP / Clarios US Finance
	Co.	6.250%	05/15/26	358	376
1	Clarios Global LP / Clarios US Finance
	Co.	8.500%	05/15/27	804	834
6,7	Clarios Global LP Bank Loan	3.647%	10/30/20	1,074	1,046
1	Hanesbrands Inc.	4.625%	05/15/24	730	761
1	Hanesbrands Inc.	5.375%	05/15/25	615	652
1	Hanesbrands Inc.	4.875%	05/15/26	2,699	2,874
	Hilton Domestic Operating Co. Inc.	4.250%	09/1/24	1,770	1,772
	Hilton Worldwide Finance LLC / Hilton
	Worldwide Finance Corp.	4.625%	04/1/25	2,515	2,531
1	Jacobs Entertainment Inc.	7.875%	02/1/24	600	583
1	JELD-WEN Inc.	4.625%	12/15/25	345	347
1	JELD-WEN Inc.	4.875%	12/15/27	195	199
1	KAR Auction Services Inc.	5.125%	06/1/25	1,819	1,810

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	KB Home	7.000%	12/15/21	215	225
	KB Home	7.500%	09/15/22	215	236
	KB Home	7.625%	05/15/23	1,300	1,430
	KB Home	4.800%	11/15/29	370	408
1	KFC Holding Co./Pizza Hut
	Holdings LLC/Taco Bell of
	America LLC	5.000%	06/1/24	1,965	2,014
1	KFC Holding Co./Pizza Hut
	Holdings LLC/Taco Bell of
	America LLC	5.250%	06/1/26	872	906
1	KFC Holding Co./Pizza Hut
	Holdings LLC/Taco Bell of
	America LLC	4.750%	06/1/27	1,010	1,054
1	L Brands Inc.	6.875%	07/1/25	225	242
1	L Brands Inc.	6.625%	10/1/30	1,515	1,542
	Lennar Corp.	4.125%	01/15/22	685	699
	Lennar Corp.	4.875%	12/15/23	625	672
	Lennar Corp.	4.500%	04/30/24	3,165	3,379
	Lennar Corp.	5.875%	11/15/24	490	545
	Lennar Corp.	5.250%	06/1/26	270	303
	Lennar Corp.	5.000%	06/15/27	1,245	1,402
	Lennar Corp.	4.750%	11/29/27	1,085	1,237
1	Lithia Motors Inc.	5.250%	08/1/25	171	176
1	Lithia Motors Inc.	4.625%	12/15/27	1,945	2,003
	Lithia Motors Inc.	4.375%	01/15/31	825	825
1	Mattel Inc.	6.750%	12/31/25	835	881
1	Mattel Inc.	5.875%	12/15/27	1,910	2,053
	MGM Resorts International	6.000%	03/15/23	680	713
	MGM Resorts International	5.750%	06/15/25	985	1,033
1	Michaels Stores Inc.	4.750%	10/1/27	1,695	1,682
1	PetSmart Inc.	5.875%	06/1/25	1,930	1,966
	PulteGroup Inc.	5.500%	03/1/26	2,015	2,290
	PulteGroup Inc.	5.000%	01/15/27	130	147
1	PVH Corp.	4.625%	07/10/25	1,080	1,128
	Service Corp. International	8.000%	11/15/21	1,225	1,302
	Service Corp. International	4.625%	12/15/27	505	535
	Service Corp. International	5.125%	06/1/29	2,105	2,326
	Service Corp. International	3.375%	08/15/30	650	650
1	Speedway Motorsports LLC /
	Speedway Funding II Inc.	4.875%	11/1/27	600	575
1	Taylor Morrison Communities Inc.	5.875%	06/15/27	750	827
1	Taylor Morrison Communities Inc.	5.125%	08/1/30	735	786
	Toll Brothers Finance Corp.	4.875%	11/15/25	295	324
	Toll Brothers Finance Corp.	4.875%	03/15/27	1,955	2,180
	Toll Brothers Finance Corp.	3.800%	11/1/29	3,661	3,847
	Under Armour Inc.	3.250%	06/15/26	2,310	2,171
1	William Carter Co.	5.500%	05/15/25	280	295
1	William Carter Co.	5.625%	03/15/27	225	236
1	WW International Inc.	8.625%	12/1/25	735	764
1	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	5.500%	03/1/25	1,530	1,461
1	Yum! Brands Inc.	7.750%	04/1/25	1,150	1,271
1	Yum! Brands Inc.	4.750%	01/15/30	910	983
	Yum! Brands Inc.	3.625%	03/15/31	2,295	2,295
					108,451
Consumer Staples (4.4%)
	B&G Foods Inc.	5.250%	09/15/27	4,020	4,181
1,2	Darling Global Finance Co.	3.625%	05/15/26	395	471
1	Darling Ingredients Inc.	5.250%	04/15/27	1,575	1,654

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	Energizer Holdings Inc.	6.375%	07/15/26	640	685
1	Energizer Holdings Inc.	4.750%	06/15/28	3,420	3,540
1	Energizer Holdings Inc.	4.375%	03/31/29	510	516
6,7	Froneri International Ltd. Bank Loan	2.397%	10/30/20	905	869
6,7	Froneri International Ltd. Bank Loan	5.897%	10/30/20	296	294
	Kraft Heinz Foods Co.	4.625%	01/30/29	120	133
1	Kraft Heinz Foods Co.	3.750%	04/1/30	1,045	1,095
1	Kraft Heinz Foods Co.	4.250%	03/1/31	1,200	1,315
	Kraft Heinz Foods Co.	5.200%	07/15/45	3,010	3,304
1	Kraft Heinz Foods Co.	4.875%	10/1/49	1,070	1,125
1	Lamb Weston Holdings Inc.	4.875%	05/15/28	175	189
1	Performance Food Group Inc.	6.875%	05/1/25	200	213
1	Performance Food Group Inc.	5.500%	10/15/27	3,900	4,017
1	Post Holdings Inc.	5.000%	08/15/26	3,800	3,895
1	Post Holdings Inc.	5.750%	03/1/27	970	1,020
1	Post Holdings Inc.	5.625%	01/15/28	2,170	2,297
1	Post Holdings Inc.	4.625%	04/15/30	3,364	3,461
6,7	Revlon Consumer Products Corp. Bank
	Loan	4.250%	10/27/20	712	180
1	TreeHouse Foods Inc.	6.000%	02/15/24	2,100	2,155
	TreeHouse Foods Inc.	4.000%	09/1/28	935	945
					37,554
Energy (8.2%)
	Apache Corp.	4.875%	11/15/27	1,560	1,474
	Apache Corp.	5.100%	09/1/40	1,065	953
	Apache Corp.	5.250%	02/1/42	471	422
	Apache Corp.	4.750%	04/15/43	1,393	1,238
	Apache Corp.	4.250%	01/15/44	678	576
	Apache Corp.	5.350%	07/1/49	1,372	1,213
1	Blue Racer Midstream LLC / Blue
	Racer Finance Corp.	6.125%	11/15/22	1,042	1,021
1	Blue Racer Midstream LLC / Blue
	Racer Finance Corp.	6.625%	07/15/26	775	682
1	Buckeye Partners LP	4.125%	03/1/25	2,285	2,182
1	Buckeye Partners LP	4.500%	03/1/28	1,954	1,883
	Cheniere Corpus Christi Holdings LLC	5.875%	03/31/25	95	108
	Cheniere Corpus Christi Holdings LLC	5.125%	06/30/27	1,233	1,369
	Cheniere Energy Partners LP	4.500%	10/1/29	1,566	1,603
	Continental Resources Inc.	5.000%	09/15/22	2,840	2,812
	Continental Resources Inc.	4.375%	01/15/28	1,553	1,339
	Continental Resources Inc.	4.900%	06/1/44	2,355	1,778
1	DCP Midstream Operating LP	4.750%	09/30/21	672	674
	DCP Midstream Operating LP	4.950%	04/1/22	1,436	1,436
	DCP Midstream Operating LP	3.875%	03/15/23	801	787
	EnLink Midstream Partners LP	5.050%	04/1/45	906	575
	EQM Midstream Partners LP	4.750%	07/15/23	1,125	1,117
	EQM Midstream Partners LP	4.000%	08/1/24	420	410
1	EQM Midstream Partners LP	6.000%	07/1/25	1,580	1,627
1	EQM Midstream Partners LP	6.500%	07/1/27	1,710	1,808
	EQM Midstream Partners LP	5.500%	07/15/28	466	468
	EQT Corp.	3.000%	10/1/22	385	375
	EQT Corp.	7.875%	02/1/25	145	161
	EQT Corp.	3.900%	10/1/27	125	114
	EQT Corp.	8.750%	02/1/30	699	825
	Matador Resources Co.	5.875%	09/15/26	2,040	1,703
6,7	NorthRiver Midstream Finance LP
	Bank Loan	3.546%	11/30/20	732	706
	Ovintiv Inc.	7.200%	11/1/31	140	138

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Ovintiv Inc.	7.375%	11/1/31	1,344	1,334
	Ovintiv Inc.	6.500%	08/15/34	797	741
	Ovintiv Inc.	6.500%	02/1/38	715	649
1	Parsley Energy LLC / Parsley Finance
	Corp.	5.375%	01/15/25	1,344	1,334
1	Parsley Energy LLC / Parsley Finance
	Corp.	5.250%	08/15/25	190	188
1	Parsley Energy LLC / Parsley Finance
	Corp.	4.125%	02/15/28	420	395
	QEP Resources Inc.	5.375%	10/1/22	1,270	1,029
	QEP Resources Inc.	5.250%	05/1/23	1,262	909
1	Rockies Express Pipeline LLC	7.500%	07/15/38	1,134	1,202
1	Rockies Express Pipeline LLC	6.875%	04/15/40	420	435
	SM Energy Co.	6.125%	11/15/22	935	725
	SM Energy Co.	5.000%	01/15/24	1,994	1,057
	SM Energy Co.	5.625%	06/1/25	1,651	751
	SM Energy Co.	6.750%	09/15/26	720	320
	SM Energy Co.	6.625%	01/15/27	500	218
	Sunoco LP / Sunoco Finance Corp.	4.875%	01/15/23	1,475	1,482
	Sunoco LP / Sunoco Finance Corp.	5.500%	02/15/26	1,589	1,591
	Sunoco LP / Sunoco Finance Corp.	6.000%	04/15/27	2,265	2,344
	Sunoco LP / Sunoco Finance Corp.	5.875%	03/15/28	1,655	1,692
1	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp.	4.750%	10/1/23	1,880	1,781
1	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp.	5.500%	09/15/24	1,740	1,636
1	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp.	5.500%	01/15/28	1,845	1,670
	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.	4.250%	11/15/23	407	404
	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.	5.375%	02/1/27	160	161
	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.	6.875%	01/15/29	1,200	1,287
1	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.	4.875%	02/1/31	1,600	1,544
1	Transocean Guardian Ltd.	5.875%	01/15/24	1,378	889
1	Transocean Inc.	7.250%	11/1/25	300	83
1	Transocean Inc.	8.000%	02/1/27	205	57
1	Transocean Phoenix 2 Ltd.	7.750%	10/15/24	663	600
1	Transocean Pontus Ltd.	6.125%	08/1/25	1,120	997
1	Transocean Proteus Ltd.	6.250%	12/1/24	777	693
1	Vine Oil & Gas LP / Vine Oil & Gas
	Finance Corp.	8.750%	04/15/23	1,915	1,297
	Western Midstream Operating LP	5.450%	04/1/44	595	510
	Western Midstream Operating LP	5.300%	03/1/48	1,492	1,209
	Western Midstream Operating LP	6.250%	02/1/50	1,504	1,393
	WPX Energy Inc.	5.250%	09/15/24	1,190	1,241
	WPX Energy Inc.	5.750%	06/1/26	135	139
					69,564
Financials (7.3%)
1	AerCap Global Aviation Trust	6.500%	06/15/45	3,950	3,358
	AerCap Ireland Capital DAC / AerCap
	Global Aviation Trust	4.500%	09/15/23	1,045	1,075
	Aircastle Ltd.	5.000%	04/1/23	465	465
	Aircastle Ltd.	4.125%	05/1/24	2,110	2,076
	Ally Financial Inc.	5.750%	11/20/25	1,605	1,802
6,7	Asurion LLC Bank Loan	3.147%	10/30/20	3,040	2,985
1	Avolon Holdings Funding Ltd.	5.250%	05/15/24	1,630	1,630

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
8	BNP Paribas SA	6.750%	12/29/49	1,805	1,865
	CIT Group Inc.	5.000%	08/15/22	1,425	1,470
	CIT Group Inc.	5.000%	08/1/23	345	358
8	Credit Suisse Group AG	6.250%	12/29/49	5,280	5,654
1	DAE Funding LLC	5.250%	11/15/21	705	710
1	DAE Funding LLC	4.500%	08/1/22	1,264	1,251
1	DAE Funding LLC	5.000%	08/1/24	1,020	1,028
	Fly Leasing Ltd.	5.250%	10/15/24	800	646
1	Freedom Mortgage Corp.	10.750%	04/1/24	60	63
1	Freedom Mortgage Corp.	8.125%	11/15/24	296	295
1	Freedom Mortgage Corp.	8.250%	04/15/25	1,521	1,548
	Genworth Holdings Inc.	7.200%	02/15/21	830	831
	Genworth Holdings Inc.	7.625%	09/24/21	760	756
	Genworth Holdings Inc.	4.900%	08/15/23	1,475	1,357
	Genworth Holdings Inc.	4.800%	02/15/24	475	437
1	Genworth Mortgage Holdings Inc.	6.500%	08/15/25	1,805	1,891
8	ING Groep NV	6.875%	12/29/49	2,400	2,497
1	Intesa Sanpaolo SPA	5.017%	06/26/24	300	318
1	Intesa Sanpaolo SPA	5.710%	01/15/26	3,880	4,234
	MGIC Investment Corp.	5.750%	08/15/23	685	727
	MGIC Investment Corp.	5.250%	08/15/28	795	823
	Navient Corp.	7.250%	01/25/22	740	758
	Navient Corp.	6.500%	06/15/22	3,890	3,968
	Navient Corp.	5.500%	01/25/23	2,135	2,151
	Navient Corp.	7.250%	09/25/23	310	321
	OneMain Finance Corp.	7.750%	10/1/21	795	833
	OneMain Finance Corp.	8.250%	10/1/23	380	422
	OneMain Finance Corp.	6.125%	03/15/24	755	791
	OneMain Finance Corp.	7.125%	03/15/26	2,536	2,834
1	Park Aerospace Holdings Ltd.	5.500%	02/15/24	600	602
1	PennyMac Financial Services Inc.	5.375%	10/15/25	590	599
	Radian Group Inc.	4.500%	10/1/24	2,485	2,466
	Radian Group Inc.	4.875%	03/15/27	300	298
8	UBS Group AG	6.875%	12/29/49	3,700	3,744
					61,937
Health Care (10.3%)
1	Acadia Healthcare Co. Inc.	5.500%	07/1/28	480	492
1,3	Acadia Healthcare Co. Inc.	5.000%	04/15/29	350	353
1	Avantor Funding Inc.	4.625%	07/15/28	1,925	1,997
1	Avantor Inc.	6.000%	10/1/24	1,140	1,191
1	Bausch Health Americas Inc.	9.250%	04/1/26	520	572
1	Bausch Health Americas Inc.	8.500%	01/31/27	1,150	1,262
1	Bausch Health Cos. Inc.	5.875%	05/15/23	9	9
1	Bausch Health Cos. Inc.	6.125%	04/15/25	5,700	5,835
1	Bausch Health Cos. Inc.	5.500%	11/1/25	2,140	2,191
1	Bausch Health Cos. Inc.	9.000%	12/15/25	815	886
1	Bausch Health Cos. Inc.	7.000%	01/15/28	540	572
1	Bausch Health Cos. Inc.	5.000%	01/30/28	1,295	1,259
1	Bausch Health Cos. Inc.	7.250%	05/30/29	60	65
1	Bausch Health Cos. Inc.	5.250%	01/30/30	2,120	2,083
1	Catalent Pharma Solutions Inc.	5.000%	07/15/27	630	658
1,2	Catalent Pharma Solutions Inc.	2.375%	03/1/28	1,310	1,473
2	Catalent Pharma Solutions Inc.	2.375%	03/1/28	750	843
	Centene Corp.	4.750%	01/15/25	600	616
1	Centene Corp.	5.250%	04/1/25	1,770	1,841
	Centene Corp.	4.250%	12/15/27	2,080	2,168
	Centene Corp.	4.625%	12/15/29	1,105	1,191
	Centene Corp.	3.375%	02/15/30	2,660	2,760

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Centene Corp.	3.000%	10/15/30	790	805
1	Charles River Laboratories
	International Inc.	5.500%	04/1/26	705	742
1	Charles River Laboratories
	International Inc.	4.250%	05/1/28	1,300	1,363
	Community Health Systems Inc.	6.250%	03/31/23	3,795	3,710
1	Emergent BioSolutions Inc.	3.875%	08/15/28	145	145
1	Endo Dac / Endo Finance LLC / Endo
	Finco Inc.	9.500%	07/31/27	1,741	1,815
1	Endo Dac / Endo Finance LLC / Endo
	Finco Inc.	6.000%	06/30/28	2,418	1,771
1,2	Grifols SA	1.625%	02/15/25	810	936
1,2	Grifols SA	2.250%	11/15/27	1,325	1,538
	HCA Inc.	5.875%	05/1/23	1,413	1,533
	HCA Inc.	7.690%	06/15/25	130	154
	HCA Inc.	5.875%	02/15/26	2,895	3,242
	HCA Inc.	5.625%	09/1/28	390	447
	HCA Inc.	5.875%	02/1/29	450	524
	HCA Inc.	3.500%	09/1/30	8,705	8,879
1	Hill-Rom Holdings Inc.	4.375%	09/15/27	310	319
1	Hologic Inc.	3.250%	02/15/29	1,665	1,678
1	IQVIA Inc.	5.000%	10/15/26	1,450	1,512
1	IQVIA Inc.	5.000%	05/15/27	3,693	3,869
1,2	IQVIA Inc.	2.250%	01/15/28	1,200	1,373
1,2	IQVIA Inc.	2.875%	06/15/28	1,405	1,660
1	Jaguar Holding Co II / PPD
	Development LP	5.000%	06/15/28	435	454
1	Par Pharmaceutical Inc.	7.500%	04/1/27	767	804
1	Polaris Intermediate Corp.	8.500%	12/1/22	2,565	2,600
1	Teleflex Inc.	4.250%	06/1/28	2,095	2,174
	Tenet Healthcare Corp.	4.625%	07/15/24	279	280
1	Tenet Healthcare Corp.	4.625%	09/1/24	315	317
1	Tenet Healthcare Corp.	7.500%	04/1/25	305	329
1	Tenet Healthcare Corp.	4.875%	01/1/26	270	274
1	Tenet Healthcare Corp.	4.625%	06/15/28	870	879
	Teva Pharmaceutical Finance Co. LLC	6.150%	02/1/36	1,485	1,481
	Teva Pharmaceutical Finance
	Netherlands III BV	3.150%	10/1/26	2,890	2,551
	Teva Pharmaceutical Finance
	Netherlands III BV	6.750%	03/1/28	3,385	3,537
	Teva Pharmaceutical Finance
	Netherlands III BV	4.100%	10/1/46	555	461
1	West Street Merger Sub Inc.	6.375%	09/1/25	2,305	2,345
					86,818
Industrials (7.0%)
1	Aramark Services Inc.	5.000%	04/1/25	1,935	1,964
	Aramark Services Inc.	4.750%	06/1/26	940	948
1	Aramark Services Inc.	5.000%	02/1/28	3,761	3,789
1	Ashtead Capital Inc.	4.125%	08/15/25	1,325	1,358
1	Ashtead Capital Inc.	5.250%	08/1/26	545	575
1	Ashtead Capital Inc.	4.375%	08/15/27	1,545	1,607
1	Bombardier Inc.	8.750%	12/1/21	290	293
1	Bombardier Inc.	5.750%	03/15/22	425	410
1	Bombardier Inc.	6.125%	01/15/23	1,648	1,401
1	Bombardier Inc.	7.500%	12/1/24	230	175
1	Bombardier Inc.	7.500%	03/15/25	702	525
1	Bombardier Inc.	7.875%	04/15/27	1,135	837
1	Brand Industrial Services Inc.	8.500%	07/15/25	3,262	3,070
1	BWX Technologies Inc.	4.125%	06/30/28	1,008	1,037

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	Clean Harbors Inc.	4.875%	07/15/27	960	1,001
1	Clean Harbors Inc.	5.125%	07/15/29	768	829
1	Core & Main LP	6.125%	08/15/25	160	162
6,7	Core & Main LP Bank Loan	3.750%	10/30/20	263	256
1	HD Supply Inc.	5.375%	10/15/26	1,980	2,072
1	Herc Holdings Inc.	5.500%	07/15/27	5,966	6,145
1,2	Loxam SAS	4.250%	04/15/24	190	218
2	Loxam SAS	2.875%	04/15/26	655	703
2	Loxam SAS	3.750%	07/15/26	390	435
1,2	Q-Park Holding I BV	1.500%	03/1/25	805	857
1,2	Q-Park Holding I BV	2.000%	03/1/27	1,025	1,069
1	Sensata Technologies BV	4.875%	10/15/23	300	314
1	Sensata Technologies BV	5.625%	11/1/24	575	620
1	Sensata Technologies BV	5.000%	10/1/25	1,625	1,745
1	Sensata Technologies Inc.	4.375%	02/15/30	500	521
1	Sensata Technologies Inc.	3.750%	02/15/31	1,127	1,116
1	Signature Aviation US Holdings Inc.	4.000%	03/1/28	2,256	2,092
1	Spirit AeroSystems Inc.	5.500%	01/15/25	220	221
	TransDigm Inc.	6.500%	07/15/24	3,090	3,082
	TransDigm Inc.	6.500%	05/15/25	2,565	2,549
	United Rentals North America Inc.	4.625%	10/15/25	1,665	1,702
	United Rentals North America Inc.	5.875%	09/15/26	1,955	2,060
	United Rentals North America Inc.	5.500%	05/15/27	2,125	2,263
	United Rentals North America Inc.	3.875%	11/15/27	880	906
	United Rentals North America Inc.	4.875%	01/15/28	1,470	1,542
	United Rentals North America Inc.	5.250%	01/15/30	740	807
	United Rentals North America Inc.	4.000%	07/15/30	3,430	3,520
	United Rentals North America Inc.	3.875%	02/15/31	1,130	1,147
1,2	Vertical Holdco GmbH	6.625%	07/15/28	200	244
1,2	Vertical Midco GmbH	4.375%	07/15/27	275	328
1	Vertical U.S. Newco Inc.	5.250%	07/15/27	755	784
					59,299
Materials (11.5%)
1	ARD Finance SA	6.500%	06/30/27	955	950
1	Ardagh Packaging Finance plc / Ardagh
	Holdings USA Inc.	6.000%	02/15/25	4,065	4,212
1	Ardagh Packaging Finance plc / Ardagh
	Holdings USA Inc.	4.125%	08/15/26	1,490	1,510
1,5	Ardagh Packaging Finance plc / Ardagh
	Holdings USA Inc.	4.750%	07/15/27	160	207
1	Ardagh Packaging Finance plc / Ardagh
	Holdings USA Inc.	5.250%	08/15/27	700	713
1	Ardagh Packaging Finance plc / Ardagh
	Holdings USA Inc.	5.250%	08/15/27	3,655	3,724
	Ball Corp.	4.875%	03/15/26	1,100	1,224
2	Ball Corp.	1.500%	03/15/27	2,105	2,398
1	Berry Global Inc.	4.500%	02/15/26	1,655	1,669
1	Berry Global Inc.	4.875%	07/15/26	2,120	2,240
1	Berry Global Inc.	5.625%	07/15/27	215	225
1	CEMEX Finance LLC	6.000%	04/1/24	288	294
1	Cemex SAB de CV	6.125%	05/5/25	3,280	3,379
1	Cemex SAB de CV	7.750%	04/16/26	735	772
1,2	CeramTec BondCo GmbH	5.250%	12/15/25	425	476
	CF Industries Inc.	4.950%	06/1/43	311	361
	CF Industries Inc.	5.375%	03/15/44	596	715
	Chemours Co.	6.625%	05/15/23	1,327	1,342
	Chemours Co.	7.000%	05/15/25	3,115	3,134
	Chemours Co.	5.375%	05/15/27	930	925

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Commercial Metals Co.	5.750%	04/15/26	1,414	1,467
	Commercial Metals Co.	5.375%	07/15/27	595	628
1	Constellium SE	5.750%	05/15/24	1,085	1,103
1	Constellium SE	6.625%	03/1/25	2,185	2,229
1	Constellium SE	5.875%	02/15/26	1,025	1,051
1	Constellium SE	5.625%	06/15/28	500	510
	Crown Americas LLC / Crown
	Americas Capital Corp. IV	4.500%	01/15/23	300	311
	Crown Americas LLC / Crown
	Americas Capital Corp. VI	4.750%	02/1/26	2,715	2,817
1,2	Crown European Holdings SA	2.875%	02/1/26	1,555	1,894
1,2	Diamond BC BV	5.625%	08/15/25	3,235	3,699
1	Flex Acquisition Co. Inc.	6.875%	01/15/25	4,000	3,990
1	Flex Acquisition Co. Inc.	7.875%	07/15/26	205	208
	Graphic Packaging International LLC	4.125%	08/15/24	1,045	1,091
1	Graphic Packaging International LLC	4.750%	07/15/27	205	223
1	Graphic Packaging International LLC	3.500%	03/15/28	2,765	2,765
1	Graphic Packaging International LLC	3.500%	03/1/29	505	508
1	Novelis Corp.	5.875%	09/30/26	2,206	2,267
1	Novelis Corp.	4.750%	01/30/30	1,889	1,847
1	OCI NV	6.625%	04/15/23	557	575
1,2	OCI NV	3.125%	11/1/24	910	1,059
1	OCI NV	5.250%	11/1/24	2,523	2,592
1	OI European Group BV	4.000%	03/15/23	675	685
	Olin Corp.	5.125%	09/15/27	1,775	1,757
	Olin Corp.	5.625%	08/1/29	1,665	1,636
	Olin Corp.	5.000%	02/1/30	1,097	1,034
1	Owens-Brockway Glass Container Inc.	5.875%	08/15/23	2,140	2,244
1	Owens-Brockway Glass Container Inc.	5.375%	01/15/25	640	678
1	Owens-Brockway Glass Container Inc.	6.375%	08/15/25	1,245	1,366
1	Owens-Brockway Glass Container Inc.	6.625%	05/13/27	1,180	1,274
1	Reynolds Group Issuer Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu	5.125%	07/15/23	2,240	2,257
1	Sealed Air Corp.	4.000%	12/1/27	624	651
1,2	SIG Combibloc PurchaseCo Sarl	1.875%	06/18/23	600	715
1,2	SIG Combibloc PurchaseCo Sarl	2.125%	06/18/25	545	655
	Silgan Holdings Inc.	4.750%	03/15/25	84	85
	Silgan Holdings Inc.	4.125%	02/1/28	2,545	2,590
2	Silgan Holdings Inc.	2.250%	06/1/28	1,320	1,506
1	Standard Industries Inc.	5.000%	02/15/27	700	728
1	Standard Industries Inc.	4.750%	01/15/28	1,025	1,060
1	Standard Industries Inc.	4.375%	07/15/30	3,600	3,686
1	Standard Industries Inc.	3.375%	01/15/31	3,175	3,123
6,7	Starfruit Finco B.V. Bank Loan	3.151%	10/14/20	633	611
2	Trivium Packaging Finance BV	3.750%	08/15/26	1,000	1,154
1,2	Trivium Packaging Finance BV	3.750%	08/15/26	180	208
1	Trivium Packaging Finance BV	5.500%	08/15/26	745	766
1	Tronox Finance plc	5.750%	10/1/25	675	662
1	Tronox Inc.	6.500%	04/15/26	2,956	2,956
					97,391
Real Estate (0.8%)
	GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	1,005	1,075
1	Iron Mountain Inc.	4.875%	09/15/27	595	606
1	Iron Mountain Inc.	4.875%	09/15/29	2,177	2,210
	MGM Growth Properties Operating
	Partnership LP / MGP Finance
	Co-Issuer Inc.	5.625%	05/1/24	150	159

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	VICI Properties LP / VICI Note Co. Inc.	4.250%	12/1/26	1,635	1,643
1	VICI Properties LP / VICI Note Co. Inc.	3.750%	02/15/27	458	450
1	VICI Properties LP / VICI Note Co. Inc.	4.625%	12/1/29	820	837
					6,980
Technology (11.1%)
1	Black Knight InfoServ LLC	3.625%	09/1/28	1,655	1,655
1	BY Crown Parent LLC / BY Bond
	Finance Inc.	4.250%	01/31/26	555	564
1	Cardtronics Inc. / Cardtronics USA Inc.	5.500%	05/1/25	450	450
	CDK Global Inc.	5.875%	06/15/26	915	954
	CDK Global Inc.	4.875%	06/1/27	785	826
1	CDK Global Inc.	5.250%	05/15/29	2,220	2,375
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	112	123
	CDW LLC / CDW Finance Corp.	4.125%	05/1/25	1,340	1,378
	CDW LLC / CDW Finance Corp.	4.250%	04/1/28	3,590	3,707
	CDW LLC / CDW Finance Corp.	3.250%	02/15/29	2,623	2,610
1	Change Healthcare Holdings LLC /
	Change Healthcare Finance Inc.	5.750%	03/1/25	3,170	3,194
1	Dun & Bradstreet Corp.	6.875%	08/15/26	453	486
6,7	Dun & Bradstreet Corp. Bank Loan	3.895%	10/30/20	3,343	3,308
1	Entegris Inc.	4.625%	02/10/26	150	153
1	Entegris Inc.	4.375%	04/15/28	1,905	1,972
1	Gartner Inc.	3.750%	10/1/30	855	865
1	Microchip Technology Inc.	4.250%	09/1/25	4,025	4,176
1	MPH Acquisition Holdings LLC	7.125%	06/1/24	1,590	1,634
1	MSCI Inc.	4.750%	08/1/26	210	217
1	MSCI Inc.	5.375%	05/15/27	690	734
1	MSCI Inc.	4.000%	11/15/29	2,670	2,807
1	MSCI Inc.	3.625%	09/1/30	445	458
1	MSCI Inc.	3.875%	02/15/31	1,935	2,015
	Nokia of America Corp.	6.500%	01/15/28	1,355	1,457
	Nokia of America Corp.	6.450%	03/15/29	2,612	2,795
	Nokia Oyj	4.375%	06/12/27	2,425	2,561
	Nokia Oyj	6.625%	05/15/39	3,785	4,670
	NortonLifeLock Inc.	3.950%	06/15/22	345	350
1	NortonLifeLock Inc.	5.000%	04/15/25	4,250	4,335
1	Open Text Corp.	5.875%	06/1/26	2,065	2,148
1	Open Text Corp.	3.875%	02/15/28	2,920	2,956
1	Open Text Holdings Inc.	4.125%	02/15/30	3,080	3,165
1	Presidio Holdings Inc.	4.875%	02/1/27	900	911
1	Presidio Holdings Inc.	8.250%	02/1/28	1,130	1,178
1	PTC Inc.	3.625%	02/15/25	335	340
1	PTC Inc.	4.000%	02/15/28	1,705	1,739
	Qorvo Inc.	5.500%	07/15/26	2,694	2,859
	Qorvo Inc.	4.375%	10/15/29	3,160	3,357
1	Qorvo Inc.	3.375%	04/1/31	2,270	2,307
1	Sensata Technologies UK Financing Co.
	plc	6.250%	02/15/26	1,520	1,583
6,7	SS&C Technologies Holdings Europe
	S.A.R.L. Bank Loan	1.897%	10/30/20	542	524
1	SS&C Technologies Inc.	5.500%	09/30/27	3,575	3,789
6,7	SS&C Technologies Inc. Bank Loan	1.897%	10/1/20	673	651
6,7	SS&C Technologies Inc. Bank Loan	1.897%	10/30/20	772	746
	Western Digital Corp.	4.750%	02/15/26	3,879	4,180
	Xerox Corp.	4.500%	05/15/21	720	729
	Xerox Corp.	4.375%	03/15/23	698	716
	Xerox Corp.	4.800%	03/1/35	542	516
	Xerox Corp.	6.750%	12/15/39	1,600	1,674

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	Xerox Holdings Corp.	5.000%	08/15/25	155	153
1	Xerox Holdings Corp.	5.500%	08/15/28	4,435	4,380
					93,430
Utilities (1.7%)
	AES Corp.	5.500%	04/15/25	150	154
	AES Corp.	6.000%	05/15/26	60	63
	AES Corp.	5.125%	09/1/27	1,815	1,933
	AmeriGas Partners LP / AmeriGas
	Finance Corp.	5.625%	05/20/24	1,395	1,479
	AmeriGas Partners LP / AmeriGas
	Finance Corp.	5.500%	05/20/25	620	666
	AmeriGas Partners LP / AmeriGas
	Finance Corp.	5.875%	08/20/26	1,765	1,939
	AmeriGas Partners LP / AmeriGas
	Finance Corp.	5.750%	05/20/27	1,745	1,911
1	NextEra Energy Operating Partners LP	4.250%	07/15/24	683	712
1	NextEra Energy Operating Partners LP	4.250%	09/15/24	1,145	1,194
1	NextEra Energy Operating Partners LP	3.875%	10/15/26	3,035	3,143
1	NextEra Energy Operating Partners LP	4.500%	09/15/27	700	749
					13,943
Total Corporate Bonds (Cost $784,406)					800,103

				Shares
Common Stocks (0.1%)
Energy (0.1%)
*	Whiting Petroleum Corp.			51,071	883
Other (0.0%)
9	Homer City Holdings LLC			62,633	—
Total Common Stocks (Cost $4,596)					883

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)

Temporary Cash Investments (5.1%)
Repurchase Agreement (5.1%)

Bank of America Securities, LLC (Dated 9/30/20, Repurchase Value $43,100,000, collateralized by Government National Mortgage Associataion 4.000%-4.500%, 9/20/48–11/20/48, with a value of $43,962,000) (Cost $43,100)	0.080%	10/01/20	43,100	43,100
Total Investments (99.8%) (Cost $832,102)				844,086
Other Assets and Liabilities—Net (0.2%)				1,364
Net Assets (100%)				845,450
Cost is in $000.

* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate value was $451,394,000, representing 53.4% of net assets.
2 Face amount denominated in euro.
3 Security purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2020.
4 Non-income-producing security--security in default.
5 Face amount denominated in British pounds.
6 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At
September 30, 2020 the aggregate value of these securities was $14,035,000, representing 1.7% of net assets.
7 Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
9 Security value determined using significant unobservable inputs.

Derivative Financial Instruments Outstanding as of Period End

Forward Currency Contracts

	Contract		Contract Amount (000)			Unrealized	Unrealized
	Settlement					Appreciation	Depreciation
Counterparty	Date		Receive		Deliver	($000)	($000)
JPMorgan Chase Bank,
N.A.	10/30/20	USD	32,785	EUR	28,149	—	(238)
BNP Paribas	10/30/20	USD	888	EUR	760	—	(4)
Barclays Bank plc	10/30/20	USD	1,443	GBP	1,133	—	(19)
						—	(261)

EUR—euro.
GBP—British pound.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.
Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices.
Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated.
The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio ) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio.
The portfolio's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged.
Any securities pledged as collateral for open contracts are noted in the Schedule of Investments.
The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

The portfolio had no open swap contracts at September 30, 2020.

E. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Various inputs may be used to determine the value of the portfolio's investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes.
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments and derivatives as of September 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	883	—	—	883
Corporate Bonds	—	800,103	—	800,103
Temporary Cash Investments	—	43,100	—	43,100
Total	883	843,203	—	844,086
Derivative Financial Instruments
Liabilities
Forward Currency Contracts	—	261	—	261